1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

VIA EDGAR

April 30, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 143 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Equity Trust, a Maryland business trust (the “Trust”), Post-Effective Amendment No. 143 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.

The Amendment is being filed to file as exhibits the consents of the independent registered public accounting firm and to make certain non-material changes to the prospectus and Statement of Additional Information of each of Legg Mason Partners Appreciation Fund, Legg Mason Partners Capital and Income Fund, Legg Mason Partners Capital Fund, Legg Mason Partners Equity Fund, Legg Mason Partners Global Equity Fund, Legg Mason Partners Investors Value Fund, Legg Mason Partners S&P 500 Index Fund, Legg Mason Partners Small Cap Core Fund and Legg Mason Partners Small Cap Growth Fund (each, a “Fund” and together, the “Funds”), each a series of the Trust.

On February 27, 2009, the Trust filed Post-Effective Amendment No. 137 on behalf of each of Legg Mason Partners Appreciation Fund, Legg Mason Partners Global Equity Fund, Legg Mason Partners Investors Value Fund and Legg Mason Partners Small Cap Growth Fund to register Class R1 shares of each Fund. On April 27, 2009, the Trust filed Post-Effective Amendment No. 142 on behalf of each of Legg Mason Partners Appreciation Fund, Legg Mason Partners Global Equity Fund, Legg Mason Partners Investors Value Fund and Legg Mason Partners Small Cap Growth Fund to designate an effective date of April 30, 2009. In accordance with Rule 485 under the 1933 Act, the Amendment will become effective on April 30, 2009.

The undersigned was responsible for the preparation and review of the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

NEW YORK        WASHINGTON        PARIS        LONDON         MILAN        ROME        FRANKFURT         BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

April 30, 2009

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1288.

Very truly yours,

/s/ Y. Rachel Kuo
Y. Rachel Kuo

Enclosures

cc:	George P. Hoyt, Legg Mason & Co., LLC

Barbara J. Allen, Legg Mason & Co., LLC

Mary C. Carty, Willkie Farr & Gallagher LLP